Deferred income tax assets and liabilities (Movements in deferred income tax assets without taking into consideration offsetting) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	¥ 2,432,552	¥ 2,389,857
Business combination	1,133,930	73,400
Disposal of subsidiaries (Note 6)	(78,484)
Credited to profit or loss	124,987	141,686
(Charged) /credited to other comprehensive income	(11,905)	(182,400)
Currency translation differences	3,497	10,009
End of the year	3,604,577	2,432,552
Hedging reserve [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	17,476	199,876
Business combination	0	0
Disposal of subsidiaries (Note 6)	0
Credited to profit or loss	0	0
(Charged) /credited to other comprehensive income	(11,905)	(182,400)
Currency translation differences	0	0
End of the year	5,571	17,476
Amortization of land use rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	13,915	14,417
Business combination	0	0
Disposal of subsidiaries (Note 6)	0
Credited to profit or loss	(493)	(502)
(Charged) /credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	13,422	13,915
Provision for impairment loss [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	607,154	399,418
Business combination	0	66,560
Disposal of subsidiaries (Note 6)	(10,686)
Credited to profit or loss	(2,593)	140,969
(Charged) /credited to other comprehensive income	0	0
Currency translation differences	82	207
End of the year	593,957	607,154
Depreciation [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	538,204	572,379
Business combination	574,600	6,840
Disposal of subsidiaries (Note 6)	(9,962)
Credited to profit or loss	(70,209)	(41,015)
(Charged) /credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	1,032,633	538,204
Accrued expenses [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	42,123	40,938
Business combination	5,052	0
Disposal of subsidiaries (Note 6)	0
Credited to profit or loss	7,076	1,185
(Charged) /credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	54,251	42,123
VAT refunds on purchases of domestically manufactured equipment [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	205,009	230,442
Business combination	0	0
Disposal of subsidiaries (Note 6)	0
Credited to profit or loss	(25,433)	(25,433)
(Charged) /credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	179,576	205,009
Unused tax losses [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	230,988	235,984
Business combination	139,387	0
Disposal of subsidiaries (Note 6)	(5,566)
Credited to profit or loss	196,613	(5,128)
(Charged) /credited to other comprehensive income	0	0
Currency translation differences	0	132
End of the year	561,422	230,988
Others [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	777,683	696,403
Business combination	414,891	0
Disposal of subsidiaries (Note 6)	(52,270)
Credited to profit or loss	20,026	71,610
(Charged) /credited to other comprehensive income	0	0
Currency translation differences	3,415	9,670
End of the year	¥ 1,163,745	¥ 777,683